Property and Equipment	9 Months Ended
Dec. 31, 2023
Property Plant And Equipment Abstract
Property and Equipment [Text Block]
8.  Property and Equipment

The following is a summary of changes in Property and Equipment for the nine months ended December 31, 2023:

Property and Equipment, March 31, 2023	$2,604,791
plus: purchases	291,249
plus: transferred from inventory	275,378
less: depreciation	(761,798)
plus: foreign exchange translation	2,583
Property and Equipment, December 31, 2023	$2,412,203

The following is a summary of changes in Property and Equipment for the twelve months ended March 31, 2023:

Property and Equipment, March 31, 2022	$3,443,317
plus: purchases	355,992
plus: acquired in acquisition	268,252
less: sold	(801,317)
less: depreciation	(662,152)
plus: foreign exchange translation	699
Property and Equipment, March 31, 2023	$2,604,791